Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail)	12 Months Ended
Dec. 31, 2022 Aircraft
Statement [Line Items]
Factor	5.2177
Useful Life [Member]
Statement [Line Items]
Sensitivity	5.00%
Discount rate [Member]
Statement [Line Items]
Factor	9.90%
Sensitivity	100.00%
Foreign exchange rate [Member]
Statement [Line Items]
Factor	5.2177
Sensitivity	10.00%
Platform [Member]
Statement [Line Items]
Impact in impairment test	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 287 to US$ 175
Increase In One Pp [Member]
Statement [Line Items]
Impact in impairment test	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 287 to US$ 158
Reduction In Foreign Exchange Rate [Member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 99